Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration of the board members as representatives of the Bank (Details) - 12 months ended Dec. 31, 2022
€ in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands
	EUR (€)	BRL (R$)	USD ($)	GBP (£)
Mr Álvaro Cardoso de Souza | Banco Santander (Brasil) S.A.
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	€ 28	R$ 150
Homaira Akbari | Santander Consumer USA Holdings Inc.
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	161		$ 169
Homaira Akbari | PagoNxt
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	200
R. Martin Chavez | PagoNxt
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	200
Henrique de Castro | PagoNxt
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	200
Pamela Walkden | Santander UK PLC and Santander UK Group Holdings
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	147			£ 125
Sergio Rial | Banco Santander (Brasil) S.A.
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	2,000	R$ 10,981
Sergio Rial | Ebury Partners
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	286			£ 244
Luis Isasi | Santander Spain and Banco Santander
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	1,000
Hector Grisi
Disclosure of transactions between related parties [line items]
Compensation received as representative	€ 2,500